UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
_______________________________________
 (Exact name of registrant as specified in charter)

615 East Michigan Street
 Milwaukee, WI 53202
_______________________________________
 (Address of principal executive offices) (Zip code)

Paul Fearday, President
ETF Series Solutions
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, Wisconsin 53202
_______________________________________
 (Name and address of agent for service)

(414) 765-5346
_________________________________________________
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2017

Item 1. Schedule of Investments.

	Validea Market Legends ETF
	Schedule of Investments
	February 28, 2017 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 98.7%
	Accommodation and Food Services - 1.0%
2,988	Darden Restaurants, Inc.	$223,144
	Administrative and Support and Waste Management and Remediation Services - 3.0%
2,236	ManpowerGroup, Inc.	216,981
4,728	Robert Half International, Inc.	228,079
9,654	Yirendai, Ltd. - ADR (a)	229,765
		674,825
	Agriculture, Forestry, Fishing and Hunting - 1.0%
26,261	Fibria Celulose S.A. - ADR	224,531
	Construction - 2.9%
5,874	Chicago Bridge & Iron Company N.V.	197,190
14,925	Tutor Perini Corporation (a)	454,466
		651,656
	Educational Services - 3.6%
22,383	Career Education Corporation (a)	186,450
3,886	Strayer Education, Inc. (a)	301,321
3,887	TAL Education Group - ADR (a)	336,109
		823,880
	Finance and Insurance - 15.0%
3,918	Amerisafe, Inc.	251,927
6,682	AmTrust Financial Services, Inc.	153,686
5,333	Assured Guaranty, Ltd.	219,240
2,014	Banco Macro S.A. - ADR	155,199
3,898	Bank of the Ozarks, Inc.	213,338
8,223	BofI Holding, Inc. (a)	259,353
5,654	Grupo Financiero Galicia S.A. - ADR	179,797
32,656	Grupo Financiero Santander Mexico SAB de CV - ADR	245,573
9,203	Home BancShares, Inc.	258,972
10,914	Maiden Holdings, Ltd.	168,621
8,145	Noah Holdings, Ltd. - ADR (a)	213,318
13,874	Retrophin, Inc. (a)	295,100
10,083	Universal Insurance Holdings, Inc.	271,737
10,277	Waddell & Reed Financial, Inc.	197,730
7,406	Walker & Dunlop, Inc. (a)	301,054
		3,384,645
	Information - 5.5%
3,244	Argan, Inc.	223,512
1,779	Facebook, Inc. (a)	241,126
12,274	KT Corporation - ADR (a)	196,384
20,909	Mobile TeleSystems PJSC - ADR	214,735
3,346	Ubiquiti Networks, Inc. (a)	164,422
1,907	Walt Disney Company	209,942
		1,250,121
	Management of Companies and Enterprises - 1.1%
5,107	FCB Financial Holdings, Inc. (a)	248,200
	Manufacturing - 40.0%
7,907	AAON, Inc.	266,071
6,634	American Outdoor Brands Corporation (a)	128,965
2,004	American Woodmark Corporation (a)	173,246
4,521	Anika Therapeutics, Inc. (a)	211,538
1,514	Apple, Inc.	207,403
2,034	Arista Networks, Inc. (a)	242,026
8,095	Benchmark Electronics, Inc. (a)	251,754
22,634	Callaway Golf Company	228,830
5,791	Cooper Tire & Rubber Company	234,246
7,221	Cree, Inc. (a)	195,978
15,325	Dana, Inc.	289,489
4,208	First Solar, Inc. (a)	152,287
3,768	Five Prime Therapeutics, Inc. (a)	172,838
4,946	Fossil Group, Inc. (a)	93,529
5,306	Greenbrier Cos, Inc.	223,117
5,016	Hain Celestial Group, Inc. (a)	177,466
13,416	HP, Inc.	233,036
4,579	Innospec, Inc.	299,009
3,590	Inogen, Inc. (a)	246,346
3,292	John B. Sanfilippo & Son, Inc.	202,129
2,735	LCI Industries	294,559
18,939	LG Display Company, Ltd. - ADR (a)	229,730
5,071	Michael Kors Holdings, Ltd. (a)	185,091
17,233	Rayonier Advanced Materials, Inc.	228,510
1,925	Sanderson Farms, Inc.	182,952
6,468	Sanmina Corporation (a)	252,252
3,969	Sturm Ruger & Company, Inc.	197,855
9,944	Supernus Pharmaceuticals, Inc. (a)	255,561
6,969	Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	219,314
1,878	Taro Pharmaceutical Industries, Ltd. (a)	225,191
2,333	Tech Data Corporation (a)	202,971
8,629	Ternium S.A. - ADR	228,841
3,688	Thor Industries, Inc.	408,704
1,920	Toyota Motor Corporation - ADR	217,248
3,086	Trex Company, Inc. (a)	209,879
1,642	United Therapeutics Corporation (a)	242,556
2,046	Universal Forest Products, Inc.	196,027
3,785	Valero Energy Corporation	257,191
16,048	Wabash National Corporation	339,415
3,725	Westlake Chemical Corporation	236,277
		9,039,427

	Mining, Quarrying, and Oil and Gas Extraction - 5.2%
21,111	Atwood Oceanics, Inc.	221,877
48,416	EP Energy Corporation (a)	228,523
38,299	Helix Energy Solutions Group, Inc. (a)	316,350
3,081	Helmerich & Payne, Inc.	210,648
3,789	LUKOIL PJSC - ADR	200,343
		1,177,741
	Professional, Scientific, and Technical Services - 3.8%
1,279	Baidu, Inc. - ADR (a)	222,712
7,041	CaesarStone, Ltd. (a)	235,169
3,759	MAXIMUS, Inc.	224,300
17,439	Wipro, Ltd. - ADR	170,554
		852,735
	Real Estate and Rental and Leasing - 3.6%
9,258	AGNC Investment Corporation #	181,735
12,162	Chimera Investment Corporation #	233,997
9,443	Duke Realty Corporation #	242,118
6,128	Marcus & Millichap, Inc. (a)	167,601
		825,451
	Retail Trade - 6.4%
7,921	Buckle, Inc.	157,232
8,614	Cato Corporation	215,436
2,686	Dillard's, Inc.	146,441
2,561	Foot Locker, Inc.	193,791
6,764	GameStop Corporation	165,312
2,842	Genesco, Inc. (a)	165,688
2,090	REX American Resources Corporation (a)	173,930
5,187	United Natural Foods, Inc. (a)	223,300
		1,441,130
	Transportation and Warehousing - 2.5%
4,864	Hawaiian Holdings, Inc. (a)	236,634
4,451	United Continental Holdings, Inc. (a)	329,774
		566,408
	Utilities - 1.0%
4,267	Ormat Technologies, Inc.	235,240
	Wholesale Trade - 3.1%
3,821	Dorman Products, Inc. (a)	298,650
41,044	Fitbit, Inc. (a)	254,883
19,871	Xerox Corporation	147,840
		701,373
	TOTAL COMMON STOCKS (Cost $18,608,543)	22,320,507

	PREFERRED STOCKS - 0.9%
	Finance and Insurance - 0.9%
5,691	Bancolombia S.A.	212,559
	TOTAL PREFERRED STOCKS (Cost $215,953)	212,559

	RIGHTS - 0.0%
3,881	Safeway Casa Ley (a) ^	–
3,881	Safeway PDC, LLC (a) ^	–
	TOTAL RIGHTS (Cost $0)	–

	SHORT-TERM INVESTMENTS - 0.4%
86,975	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, Institutional Share Class - 0.41% *	86,975
	TOTAL SHORT-TERM INVESTMENTS (Cost $86,975)	86,975

	TOTAL INVESTMENTS (Cost $18,911,471) - 100.0%	22,620,041
	Liabilities in Excess of Other Assets - 0.0% +	(2,304)
	NET ASSETS - 100.0%	$22,617,737

	Percentages are stated as a percent of net assets.

(a)	Non-income producing security
ADR	American Depositary Receipt
#	Real Estate Investment Trust ("REIT")
^	Security is fair valued under supervision of the Board of Trustees and categorized as a Level 3 security.
*	Rate shown is the annualized seven-day yield as of February 28, 2017.
+	Represents less than 0.05% of net assets.
	The cost basis of investments for federal income tax purposes at February 28, 2017 was as follows*:

Tax cost of investments	$ 18,911,471
Gross tax unrealized appreciation	4,170,313
Gross tax unrealized depreciation	(461,743)
Net tax unrealized appreciation	$ 3,708,570

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Summary of Fair Value Disclosure at February 28, 2017 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally accepted accounting principals in the United
States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's net assets as of February 28, 2017:

Assets^	Level 1	Level 2	Level 3		Total
Common Stocks	$22,320,507	$-	$-		$22,320,507
Preferred Stocks	212,559	-	-		212,559
Rights	-	-	-	*	-
Short-term Investments	86,975	-	-		86,975
Total Investments in Securities	$22,620,041	$-	$-		$22,620,041

^See Schedule of investments for breakout of investments by sector classification.
Transfers between levels are recognized at the end of the reporting period. During the period ended February 28 2017, the fund did not recognize any transfers to or from levels 1, 2, or 3.

*	As of the period ended February 28, 2017, the Fund holds rights that are fair valued at $0 and classified as Level 3. The rights were also classified as of November 30, 2016, and there were no activity during the period. As such, a rollforward of Level 3 assets is not provided.

Item 2. Controls and Procedures.

(a)
The Registrant's President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Series Solutions

By (Signature and Title)* /s/ Paul R. Fearday
                                             Paul R. Fearday, President (principal executive officer)

Date April 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Paul R. Fearday
                                              Paul R. Fearday, President (principal executive officer)

Date April 28, 2017

By (Signature and Title)* /s/ Kristen M. Weitzel
                                              Kristen M. Weitzel, Treasurer (principal financial officer)

Date April 28, 2017

* Print the name and title of each signing officer under his or her signature.